Commitments and Contingencies (Details) - Schedule of rent expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of rent expense [Line Items]
Total	$ 1,242	$ 1,932
Research and development [Member]
Commitments and Contingencies (Details) - Schedule of rent expense [Line Items]
Total	966	1,381
Selling, general, and administrative [Member]
Commitments and Contingencies (Details) - Schedule of rent expense [Line Items]
Total	252	551
Cost of goods sold [Member]
Commitments and Contingencies (Details) - Schedule of rent expense [Line Items]
Total	$ 24